PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	$ 15,724
End of period	13,232	$ 15,724
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	1,296
End of period	874	1,296
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	22,392	21,980
Additions (cash and non-cash)	3,280	3,433
Dispositions	(2,609)	(3,589)
Acquisitions through business combinations	10	236
Transfers and assets reclassified as held for sale	(2,681)
Foreign currency translation and other	(1,274)	332
End of period	19,118	22,392
Gross carrying amount | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	2,054	2,306
Additions (cash and non-cash)	271	415
Dispositions	(819)	(741)
Acquisitions through business combinations	5	27
Foreign currency translation and other	(90)	47
End of period	1,421	2,054
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(6,668)	(6,087)
Depreciation/depletion/impairment expense	(1,809)	(2,049)
Dispositions	1,152	1,568
Transfers and assets reclassified as held for sale	1,156
Foreign currency translation and other	283	(100)
End of period	(5,886)	(6,668)
Accumulated depreciation and impairment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(758)	(816)
Depreciation/depletion/impairment expense	(259)	(330)
Dispositions	438	404
Foreign currency translation and other	32	(16)
End of period	(547)	(758)
Land | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	283
End of period	237	283
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	0
Land | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	283	366
Additions (cash and non-cash)	2	0
Dispositions	(37)	(59)
Acquisitions through business combinations	0	0
Foreign currency translation and other	(11)	(24)
End of period	237	283
Land | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	0
Land | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	0	0
Depreciation/depletion/impairment expense	0	0
Dispositions	0	0
Foreign currency translation and other	0	0
End of period	0	0
Buildings | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	3,644
End of period	3,602	3,644
Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	0
Buildings | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	4,233	4,272
Additions (cash and non-cash)	358	381
Dispositions	(67)	(402)
Acquisitions through business combinations	3	6
Foreign currency translation and other	(245)	(24)
End of period	4,282	4,233
Buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	0
Buildings | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(589)	(543)
Depreciation/depletion/impairment expense	(141)	(141)
Dispositions	14	83
Foreign currency translation and other	36	12
End of period	(680)	(589)
Machinery and equipment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	6,392
End of period	5,396	6,392
Machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	(3)
Machinery and equipment | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	9,159	8,902
Additions (cash and non-cash)	1,317	2,014
Dispositions	(1,280)	(2,231)
Acquisitions through business combinations	2	203
Foreign currency translation and other	(786)	271
End of period	8,409	9,159
Machinery and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	1
Machinery and equipment | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(2,767)	(2,395)
Depreciation/depletion/impairment expense	(889)	(1,137)
Dispositions	505	993
Foreign currency translation and other	137	(228)
End of period	(3,013)	(2,767)
Vessels | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	2,993
End of period	2,372	2,993
Vessels | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	(2,678)
Vessels | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	4,643	4,135
Additions (cash and non-cash)	1,302	567
Dispositions	(337)	(59)
Acquisitions through business combinations	0	0
Foreign currency translation and other	0	0
End of period	2,930	4,643
Vessels | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	1,155
Vessels | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(1,650)	(1,500)
Depreciation/depletion/impairment expense	(236)	(205)
Dispositions	173	55
Foreign currency translation and other	0	0
End of period	(558)	(1,650)
Other | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	1,116
End of period	751	1,116
Other | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	0
Other | Gross carrying amount | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	2,020	1,999
Additions (cash and non-cash)	30	56
Dispositions	(69)	(97)
Acquisitions through business combinations	0
Foreign currency translation and other	(142)	62
End of period	1,839	2,020
Other | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	0
Other | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(904)	(833)
Depreciation/depletion/impairment expense	(284)	(236)
Dispositions	22	33
Foreign currency translation and other	78	132
End of period	(1,088)	$ (904)
Right-of-use assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	0
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Transfers and assets reclassified as held for sale	$ 0